Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Income Securities Trust
Entity Central Index Key	0000789281
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000024657 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Muni and Stock Advantage Fund
Class Name	Class A Shares
Trading Symbol	FMUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Muni and Stock Advantage Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$109	0.99%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to a 40%/60% custom blend of the Russell 1000 Value Index and the S&P Municipal Bond Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S. and the Bloomberg US Universal Bond Index which covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. The Fund seeks to provide tax-advantaged income with a secondary objective of capital appreciation, by investing in both tax-exempt (or municipal) securities and equity securities that are primarily income producing.
Top Contributors to Performance
  An overweight allocation to equities and an underweight allocation to municipal securities contributed positively to Fund relative performance.
  Equity security selection contributed positively to relative performance. Security selection in the Information Technology, Communication Services and Consumer Discretionary sectors also aided performance during the reporting period.
  Duration management and yield curve positioning contributed positively to performance. Overweight positioning to securities with maturities 17 years and longer had a positive contribution as well as moderate duration short and long positions during a volatile reporting period.
  Fixed income security selection contributed favorably to relative performance. Top contributors included Puerto Rico general obligation bonds and sales tax-backed revenue bonds and BBB and lower quality bonds.
Top Detractors from Performance
  Equity sector allocation with underweight allocations to the Financials and Industrials sectors and an overweight position in the Communication Services sector detracted the most from Fund relative performance.
  Equity security selection in the Industrials, Utilities, and Energy sectors had a negative impact on Fund relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2014 through October 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class A Shares — including sales load	12.88%	4.17%	4.05%
Class A Shares — excluding sales load	19.43%	5.36%	4.64%
S&P 500® Index[1]	38.02%	15.26%	13.00%
Bloomberg US Universal Bond Index[1]	11.20%	0.18%	1.82%
40% Russell 1000 Value Index / 60% S&P Municipal Bond Index	18.14%	5.04%	5.20%
S&P Municipal Bond Index	10.08%	1.22%	2.38%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Morningstar Moderately Conservative Allocation Funds Average	18.29%	4.37%	4.16%
[1]
The Fund has designated the S&P 500® Index and the Bloomberg US Universal Bond Index as its new broad-based securities markets indexes in accordance with the SEC's revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 28, 2025
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 1,387,847,086
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 7,752,685
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,387,847,086
Number of Investments	405
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$7,752,685

Holdings [Text Block]
Fund Holdings
Top Security Types
(% of Net Assets)
Tax-Exempt, Fixed-Income Securities	50.7%
Equity Securities	43.6%
Top Sectors - Equity
(% Equity Securities)
Top Sectors - Tax-Exempt
(% Tax-Exempt Securities)

Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective January 28, 2025, the Fund will reduce the front-end sales charges and breakpoint discount levels on its Class A shares. As a result, effective January 28, 2025, the maximum sales charge (load) imposed on purchases of Class A Shares (as a percentage of offering price) is reduced from 5.50% to 4.50%. In addition, an investor’s purchases of the Fund’s Class C Shares will generally be limited to $250,000 instead of $1 million (except for employer-sponsored retirement plans held in omnibus accounts).

Material Fund Change Expenses [Text Block]
Effective January 28, 2025, the Fund will reduce the front-end sales charges and breakpoint discount levels on its Class A shares. As a result, effective January 28, 2025, the maximum sales charge (load) imposed on purchases of Class A Shares (as a percentage of offering price) is reduced from 5.50% to 4.50%. In addition, an investor’s purchases of the Fund’s Class C Shares will generally be limited to $250,000 instead of $1 million (except for employer-sponsored retirement plans held in omnibus accounts).

Summary of Change Legend [Text Block]
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000024659 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Muni and Stock Advantage Fund
Class Name	Class C Shares
Trading Symbol	FMUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Muni and Stock Advantage Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$190	1.74%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to a 40%/60% custom blend of the Russell 1000 Value Index and the S&P Municipal Bond Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S. and the Bloomberg US Universal Bond Index which covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. The Fund seeks to provide tax-advantaged income with a secondary objective of capital appreciation, by investing in both tax-exempt (or municipal) securities and equity securities that are primarily income producing.
Top Contributors to Performance
  An overweight allocation to equities and an underweight allocation to municipal securities contributed positively to Fund relative performance.
  Equity security selection contributed positively to relative performance. Security selection in the Information Technology, Communication Services and Consumer Discretionary sectors also aided performance during the reporting period.
  Duration management and yield curve positioning contributed positively to performance. Overweight positioning to securities with maturities 17 years and longer had a positive contribution as well as moderate duration short and long positions during a volatile reporting period.
  Fixed income security selection contributed favorably to relative performance. Top contributors included Puerto Rico general obligation bonds and sales tax-backed revenue bonds and BBB and lower quality bonds.
Top Detractors from Performance
  Equity sector allocation with underweight allocations to the Financials and Industrials sectors and an overweight position in the Communication Services sector detracted the most from Fund relative performance.
  Equity security selection in the Industrials, Utilities, and Energy sectors had a negative impact on Fund relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2014 through October 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class C Shares — including sales load	17.55%	4.57%	4.02%
Class C Shares — excluding sales load	18.55%	4.57%	4.02%
S&P 500® Index[1]	38.02%	15.26%	13.00%
Bloomberg US Universal Bond Index[1]	11.20%	0.18%	1.82%
40% Russell 1000 Value Index / 60% S&P Municipal Bond Index	18.14%	5.04%	5.20%
S&P Municipal Bond Index	10.08%	1.22%	2.38%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Morningstar Moderately Conservative Allocation Funds Average	18.29%	4.37%	4.16%
[1]
The Fund has designated the S&P 500® Index and the Bloomberg US Universal Bond Index as its new broad-based securities markets indexes in accordance with the SEC's revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 28, 2025
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 1,387,847,086
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 7,752,685
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,387,847,086
Number of Investments	405
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$7,752,685

Holdings [Text Block]
Fund Holdings
Top Security Types
(% of Net Assets)
Tax-Exempt, Fixed-Income Securities	50.7%
Equity Securities	43.6%
Top Sectors - Equity
(% Equity Securities)
Top Sectors - Tax-Exempt
(% Tax-Exempt Securities)

Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective January 28, 2025, the Fund will reduce the front-end sales charges and breakpoint discount levels on its Class A shares. As a result, effective January 28, 2025, the maximum sales charge (load) imposed on purchases of Class A Shares (as a percentage of offering price) is reduced from 5.50% to 4.50%. In addition, an investor’s purchases of the Fund’s Class C Shares will generally be limited to $250,000 instead of $1 million (except for employer-sponsored retirement plans held in omnibus accounts).

Material Fund Change Expenses [Text Block]
Effective January 28, 2025, the Fund will reduce the front-end sales charges and breakpoint discount levels on its Class A shares. As a result, effective January 28, 2025, the maximum sales charge (load) imposed on purchases of Class A Shares (as a percentage of offering price) is reduced from 5.50% to 4.50%. In addition, an investor’s purchases of the Fund’s Class C Shares will generally be limited to $250,000 instead of $1 million (except for employer-sponsored retirement plans held in omnibus accounts).

Summary of Change Legend [Text Block]
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000098257 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Muni and Stock Advantage Fund
Class Name	Institutional Shares
Trading Symbol	FMUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Muni and Stock Advantage Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$81	0.74%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to a 40%/60% custom blend of the Russell 1000 Value Index and the S&P Municipal Bond Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S. and the Bloomberg US Universal Bond Index which covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. The Fund seeks to provide tax-advantaged income with a secondary objective of capital appreciation, by investing in both tax-exempt (or municipal) securities and equity securities that are primarily income producing.
Top Contributors to Performance
  An overweight allocation to equities and an underweight allocation to municipal securities contributed positively to Fund relative performance.
  Equity security selection contributed positively to relative performance. Security selection in the Information Technology, Communication Services and Consumer Discretionary sectors also aided performance during the reporting period.
  Duration management and yield curve positioning contributed positively to performance. Overweight positioning to securities with maturities 17 years and longer had a positive contribution as well as moderate duration short and long positions during a volatile reporting period.
  Fixed income security selection contributed favorably to relative performance. Top contributors included Puerto Rico general obligation bonds and sales tax-backed revenue bonds and BBB and lower quality bonds.
Top Detractors from Performance
  Equity sector allocation with underweight allocations to the Financials and Industrials sectors and an overweight position in the Communication Services sector detracted the most from Fund relative performance.
  Equity security selection in the Industrials, Utilities, and Energy sectors had a negative impact on Fund relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2014 through October 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	19.72%	5.63%	4.91%
S&P 500® Index[1]	38.02%	15.26%	13.00%
Bloomberg US Universal Bond Index[1]	11.20%	0.18%	1.82%
40% Russell 1000 Value Index / 60% S&P Municipal Bond Index	18.14%	5.04%	5.20%
S&P Municipal Bond Index	10.08%	1.22%	2.38%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Morningstar Moderately Conservative Allocation Funds Average	18.29%	4.37%	4.16%
[1]
The Fund has designated the S&P 500® Index and the Bloomberg US Universal Bond Index as its new broad-based securities markets indexes in accordance with the SEC's revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 1,387,847,086
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 7,752,685
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,387,847,086
Number of Investments	405
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$7,752,685

Holdings [Text Block]
Fund Holdings
Top Security Types
(% of Net Assets)
Tax-Exempt, Fixed-Income Securities	50.7%
Equity Securities	43.6%
Top Sectors - Equity
(% Equity Securities)
Top Sectors - Tax-Exempt
(% Tax-Exempt Securities)

C000051328 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Muni and Stock Advantage Fund
Class Name	Class F Shares
Trading Symbol	FMUFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Muni and Stock Advantage Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$109	0.99%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to a 40%/60% custom blend of the Russell 1000 Value Index and the S&P Municipal Bond Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S. and the Bloomberg US Universal Bond Index which covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. The Fund seeks to provide tax-advantaged income with a secondary objective of capital appreciation, by investing in both tax-exempt (or municipal) securities and equity securities that are primarily income producing.
Top Contributors to Performance
  An overweight allocation to equities and an underweight allocation to municipal securities contributed positively to Fund relative performance.
  Equity security selection contributed positively to relative performance. Security selection in the Information Technology, Communication Services and Consumer Discretionary sectors also aided performance during the reporting period.
  Duration management and yield curve positioning contributed positively to performance. Overweight positioning to securities with maturities 17 years and longer had a positive contribution as well as moderate duration short and long positions during a volatile reporting period.
  Fixed income security selection contributed favorably to relative performance. Top contributors included Puerto Rico general obligation bonds and sales tax-backed revenue bonds and BBB and lower quality bonds.
Top Detractors from Performance
  Equity sector allocation with underweight allocations to the Financials and Industrials sectors and an overweight position in the Communication Services sector detracted the most from Fund relative performance.
  Equity security selection in the Industrials, Utilities, and Energy sectors had a negative impact on Fund relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2014 through October 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class F Shares — including sales load	17.21%	5.15%	4.53%
Class F Shares — excluding sales load	19.43%	5.36%	4.64%
S&P 500® Index[1]	38.02%	15.26%	13.00%
Bloomberg US Universal Bond Index[1]	11.20%	0.18%	1.82%
40% Russell 1000 Value Index / 60% S&P Municipal Bond Index	18.14%	5.04%	5.20%
S&P Municipal Bond Index	10.08%	1.22%	2.38%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Morningstar Moderately Conservative Allocation Funds Average	18.29%	4.37%	4.16%
[1]
The Fund has designated the S&P 500® Index and the Bloomberg US Universal Bond Index as its new broad-based securities markets indexes in accordance with the SEC's revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 1,387,847,086
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 7,752,685
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,387,847,086
Number of Investments	405
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$7,752,685

Holdings [Text Block]
Fund Holdings
Top Security Types
(% of Net Assets)
Tax-Exempt, Fixed-Income Securities	50.7%
Equity Securities	43.6%
Top Sectors - Equity
(% Equity Securities)
Top Sectors - Tax-Exempt
(% Tax-Exempt Securities)